UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Cullen Funds Trust

Cullen International High Dividend Fund
Cullen High Dividend Equity Fund
Cullen Small Cap Value Fund

ANNUAL REPORT

June 30, 2012

CULLEN FUNDS TRUST

CULLEN FUNDS TRUST

August 26, 2012

Dear Shareholder:

Fiscal year ended June 30, 2012 Retail Class performance for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), and Cullen Small Cap Value Fund (“Small Cap Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	10.42%
Standard & Poors 500 Index	5.45%

Cullen International High Dividend Fund	-10.83%
MSCI EAFE Index	-13.38%

Cullen Small Cap Value Fund	-6.92%
Russell 2500 Value Index	-1.49%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 38-45 of this annual report.

Portfolio Review—High Dividend Fund

The High Dividend Fund’s performance versus the Standard & Poor’s 500 Index (“S&P 500”) during the period was primarily due to stock selection decisions, most notably within the Financials, Energy, and Consumer Staples sectors. The Fund’s relative outperformance was also impacted by our overweight allocation to the Consumer Staples and Financials sectors with its underweight allocation to the Information Technology and Consumer Discretionary sectors partially offsetting the positive allocation effect.

Portfolio Review—International High Dividend Fund

The International High Dividend Fund’s relative performance versus the MSCI EAFE Index (“MSCI EAFE”) during the period was primarily due to stock selection decisions, most notably within the Financials, Telecommunication Services, and Consumer Staples sectors. The Fund’s relative outperformance was also impacted by our overweight allocation to the Consumer Staples, Health Care, and Financials sectors with its underweight allocation to the Consumer Discretionary sector and stock selection within the Energy sector partially offsetting the positive allocation effect.

Portfolio Review—Small Cap Fund

The Small Cap Fund’s performance relative to the Russell 2500 Value Index during the period was primarily due to allocation decisions, most material being the Fund’s underweight allocation to the Financials sector and overweight allocation to the Telecommunication Services and Energy sectors. The relative underperformance was

1

CULLEN FUNDS TRUST

partially offset by stock selection effect, most notably in the Financials and Industrials sectors, partially offset by negative stock selection effect in the Materials and Telecommunication Services sectors.

Outlook

As has been our base case for the past several years, the macroeconomic recovery following the Great Recession continues to be relatively slow and, at times, volatile. Looking around the globe, the sovereign finance crisis in Europe has clearly impacted the real economy there. The June amalgamated manufacturing Purchasing Managers’ Index (“PMI”) for the euro zone remained at the softest since June 2009, with job losses significant. Illustrating the slowdown in China, the purchasing manufacturing index hit a seven month low in June, though still in growth territory. Japan’s PMI is likewise at a seven month low. While figures in the U.S. have softened from the nice run they had from October 2011 through April 2012, the U.S. economy remains a relative bright spot. Like everyone, we are keeping a close eye on employment figures, but all indications are that the housing market has finally reached bottom and is beginning to contribute to economic growth.

Despite the uneven economic backdrop, we believe the second half of 2012 is likely to be not as fraught with angst as 2011. While there are the November elections in the U.S. and the looming “fiscal cliff” a short two months later, we don’t face anything like the debt ceiling brinksmanship of last summer. And the most recent bargain announced in Europe should buy at least a couple months of calm there. However, the trajectory of earnings probably is what most interests us as we ponder our current outlook.

While bottom-up consensus earnings estimates for the S&P 500 for 2012 and 2013 have come in over the past several quarters, as they often do from their earliest heights, they nevertheless remain ambitious at $105 for 2012 and $118 for 2013. Sluggish global growth will make a lift in top lines challenging, while margins are already at record levels. On our simple, long-term trend analysis for earnings, they are currently 14-38% above trend (depending on methodology). On the other hand, at under 13x 2012 consensus earnings, the S&P 500 is trading well below the 16-17x multiple we would expect at the prevailing level of inflation and long-term interest rates. So, the market is already showing skepticism in the bottom-up expectations or is showing continued risk aversion or both. If a “kick the can” policy approach continues and earnings disappoint, it is likely to be a tough slog. On the other hand, we continue to believe that “grand bargains” in Europe and the U.S. that address long-standing imbalances and put the economy on a sound long-term footing would trigger a stock market break-out, as risk aversion is lifted. So, all in all, we foresee a fairly balanced picture.

2

CULLEN FUNDS TRUST

Fundamentally, we are very pleased with how our companies are performing. Balance sheets remain strong and earnings and dividend growth continues. We continue to be driven by our low multiple and quality emphasis over a long-term investment horizon.

James P. Cullen President/Portfolio Manager

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund and Cullen International High Dividend Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2.00% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (8/12)

3

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2012
	One Year	Five Years	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund, Retail Class	(10.83)%	(4.69)%	1.92%
MSCI EAFE Index	(13.38)%	(5.63)%	0.95%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

4

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2012
	One Year	Five Years	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund, Class C	(11.35)%	(5.37)%	1.22%
MSCI EAFE Index	(13.38)%	(5.63)%	0.95%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

5

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2012
	One Year	Five Years	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund, Class I	(10.48)%	(4.43)%	2.23%
MSCI EAFE Index	(13.38)%	(5.63)%	0.95%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

6

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2012
	One Year	Since Inception (3/3/10)
Cullen International High Dividend Fund, Class R1	(11.18)%	2.80%
MSCI EAFE Index	(13.38)%	0.49%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

7

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2012
	One Year	Since Inception (3/4/10)
Cullen International High Dividend Fund, Class R2	(10.91)%	3.10%
MSCI EAFE Index	(13.38)%	0.75%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

8

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2012
	One Year	Five Years	Annualized Since Inception (8/1/03)
Cullen High Dividend Equity Fund, Retail Class	10.42%	0.63%	6.78%
S&P 500 Index	5.45%	0.22%	5.89%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/1/03 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

9

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2012
	One Year	Five Years	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund, Class C	9.55%	(0.12)%	4.54%
S&P 500 Index	5.45%	0.22%	4.58%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

10

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2012
	One Year	Five Years	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund, Class I	10.65%	0.87%	5.58%
S&P 500 Index	5.45%	0.22%	4.58%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

11

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2012
	One Year	Since Inception (3/3/10)
Cullen High Dividend Equity Fund, Class R1	9.88%	11.73%
S&P 500 Index	5.45%	11.11%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

12

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2012
	One Year	Since Inception (3/4/10)
Cullen High Dividend Equity Fund, Class R2	10.05%	12.35%
S&P 500 Index	5.45%	10.94%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

13

CULLEN SMALL CAP VALUE FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2012
	One Year	Since Inception (10/1/09)
Cullen Small Cap Value Fund, Retail Class	(6.92)%	10.12%
Russell 2500 Value Index	(1.49)%	13.42%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

14

CULLEN SMALL CAP VALUE FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2012
	One Year	Since Inception (10/1/09)
Cullen Small Cap Value Fund, Class C	(7.46)%	9.33%
Russell 2500 Value Index	(1.49)%	13.42%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

15

CULLEN SMALL CAP VALUE FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2012
	One Year	Since Inception (10/1/09)
Cullen Small Cap Value Fund, Class I	(6.48)%	10.45%
Russell 2500 Value Index	(1.49)%	13.42%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

16

CULLEN FUNDS TRUST

EXPENSE EXAMPLE (Unaudited)
June 30, 2012

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

17

CULLEN FUNDS TRUST

EXPENSE EXAMPLE (Unaudited) – Continued
June 30, 2012

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period(1)	Annualized Net Expense Ratio
Cullen International High Dividend Fund
Actual
Retail Class	$1,000.00	$1,039.70	$6.34	1.25%
Class C	$1,000.00	$1,036.60	$10.13	2.00%
Class I	$1,000.00	$1,041.20	$5.08	1.00%
Class R1	$1,000.00	$1,037.60	$8.87	1.75%
Class R2	$1,000.00	$1,039.10	$7.60	1.50%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,018.65	$6.27	1.25%
Class C	$1,000.00	$1,014.92	$10.02	2.00%
Class I	$1,000.00	$1,019.89	$5.02	1.00%
Class R1	$1,000.00	$1,016.16	$8.77	1.75%
Class R2	$1,000.00	$1,017.40	$7.52	1.50%
Cullen High Dividend Equity Fund
Actual
Retail Class	$1,000.00	$1,068.40	$5.14	1.00%
Class C	$1,000.00	$1,064.30	$8.98	1.75%
Class I	$1,000.00	$1,069.80	$3.86	0.75%
Class R1	$1,000.00	$1,066.90	$7.71	1.50%
Class R2	$1,000.00	$1,067.10	$6.42	1.25%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,019.89	$5.02	1.00%
Class C	$1,000.00	$1,016.16	$8.77	1.75%
Class I	$1,000.00	$1,021.13	$3.77	0.75%
Class R1	$1,000.00	$1,017.40	$7.52	1.50%
Class R2	$1,000.00	$1,018.65	$6.27	1.25%
Cullen Small Cap Value Fund
Actual
Retail Class	$1,000.00	$1,034.00	$6.32	1.25%
Class C	$1,000.00	$1,030.80	$10.10	2.00%
Class I	$1,000.00	$1,036.10	$5.06	1.00%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,018.65	$6.27	1.25%
Class C	$1,000.00	$1,014.92	$10.02	2.00%
Class I	$1,000.00	$1,019.89	$5.02	1.00%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent one-half year period.
18

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
June 30, 2012

	Shares	Value

COMMON STOCKS—94.0%
Australia—7.1%
BHP Billiton Ltd.	46,500	$1,496,791
QBE Insurance Group Ltd.	59,550	815,503
Sonic Healthcare Ltd.	115,000	1,494,821
Treasury Wine Estates Ltd.	641,250	2,854,988
		6,662,103
Brazil—4.4%
Cia Energetica de Minas Gerais – ADR	147,500	2,716,950
Cia Siderurgica Nacional SA – ADR	245,100	1,389,717
		4,106,667
Canada—1.0%
Canadian Oil Sands Ltd.	49,800	964,163

China—2.8%
PetroChina Co., Ltd. – ADR	20,700	2,673,198

France—5.0%
GDF Suez	36,350	862,749
Sanofi	36,950	2,793,461
Total SA – ADR	23,750	1,067,563
		4,723,773
Germany—10.6%
Bayer AG	25,350	1,821,530
Deutsche Post AG	151,650	2,675,273
Muenchener Rueckversicherungs AG	21,200	2,982,005
Siemens AG	29,800	2,494,270
		9,973,078
Hong Kong—4.7%
BOC Hong Kong Holdings Ltd.	951,500	2,894,502
Stella International Holdings Ltd.	623,000	1,533,820
		4,428,322
Indonesia—2.9%
Telekomunikasi Indonesia Persero Tbk PT	3,150,000	2,733,298

The accompanying notes are an integral part of these financial statements.

19

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2012

	Shares	Value

Japan—1.1%
Nitto Denko Corp.	25,200	$1,063,989

Mexico—1.7%
Industrias Penoles SAB de CV	36,800	1,577,967

Netherlands—2.7%
Unilever NV	75,900	2,531,265

Norway—2.5%
Statoil ASA	99,150	2,356,805

Singapore—8.7%
Fraser and Neave Ltd.	497,000	2,746,399
Sakari Resources Ltd.	584,000	629,295
Singapore Telecommunications Ltd.	995,000	2,592,066
United Overseas Bank Ltd.	151,500	2,231,687
		8,199,447
South Africa—2.9%
MTN Group Ltd.	161,000	2,775,322

South Korea—0.4%
KT&G Corp.	5,545	393,115

Switzerland—12.8%
ABB Ltd. – ADR (a)	112,100	1,829,472
Nestle SA	43,800	2,609,588
Novartis AG – ADR	46,500	2,599,350
Roche Holding AG	15,850	2,731,981
Zurich Insurance Group AG (a)	10,300	2,316,862
		12,087,253
Taiwan—2.7%
Chunghwa Telecom Co., Ltd.	21,438	67,431
Taiwan Semiconductor Manufacturing Co., Ltd.	901,229	2,451,729
		2,519,160

The accompanying notes are an integral part of these financial statements.

20

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2012

	Shares	Value

United Kingdom—20.0%
AstraZeneca PLC – ADR	20,000	$895,000
BAE Systems PLC	60,450	273,228
British American Tobacco PLC – ADR	28,800	2,941,055
Diageo PLC – ADR	10,100	1,041,007
HSBC Holdings PLC	220,283	1,946,441
HSBC Holdings PLC – ADR	9,650	425,855
Reckitt Benckiser Group PLC	42,350	2,231,880
Royal Dutch Shell PLC, Class B	78,200	2,725,016
Smiths Group PLC	162,150	2,577,599
Tesco PLC	146,550	711,623
Vodafone Group PLC – ADR	103,800	2,925,084
		18,693,788
Total Common Stocks
(Cost $79,406,463)		88,462,713

SHORT-TERM INVESTMENTS—6.2%
Money Market Fund—6.2%
Dreyfus Cash Management Fund
(Cost $5,837,061)	5,837,061	5,837,061
TOTAL INVESTMENTS—100.2%
(Cost $85,243,524)		94,299,774
Liabilities in Excess of Other Assets—(0.2%)		(192,947)
TOTAL NET ASSETS—100.0%		$94,106,827

Percentages are stated as a percent of net assets.

All securities are foreign-issued securities.

ADR – American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities.

(a) Non-income producing security

The accompanying notes are an integral part of these financial statements.

21

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2012

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of June 30, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2011. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$88,462,713	$—	$—	$88,462,713
Money Market Fund	5,837,061	—	—	5,837,061
Total	$94,299,774	$—	$—	$94,299,774

The accompanying notes are an integral part of these financial statements.

22

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
June 30, 2012

At June 30, 2012, Sector diversification of the Fund was as follows:

	% of Net Assets	Value

Foreign Common Stocks
Basic Materials	7.8%	$7,349,994
Communications	11.8	11,093,201
Consumer, Cyclical	1.6	1,533,820
Consumer, Non-cyclical	27.4	25,829,134
Energy	11.1	10,416,040
Financial	17.4	16,359,254
Industrial	10.5	9,849,842
Technology	2.6	2,451,729
Utilities	3.8	3,579,699
Total Foreign Common Stocks	94.0	88,462,713
Short-Term Investments	6.2	5,837,061
TOTAL INVESTMENTS	100.2	94,299,774
Liabilities in Excess of Other Assets	(0.2)	(192,947)
TOTAL NET ASSETS	100.0%	$94,106,827

The accompanying notes are an integral part of these financial statements.

23

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND (Unaudited)
Top 10 Countries – As of June 30, 2012

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

24

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2012

	Shares	Value

COMMON STOCKS—87.2%
Aerospace & Defense—5.3%
Boeing Co.	492,010	$36,556,343
Raytheon Co.	1,255,000	71,020,450
		107,576,793
Banks—3.3%
HSBC Holdings PLC – ADR (a)	883,100	38,971,203
JPMorgan Chase & Co.	771,920	27,580,702
		66,551,905
Beverages—2.3%
Diageo PLC – ADR (a)	445,000	45,866,150

Chemicals—1.7%
EI du Pont de Nemours & Co.	670,000	33,881,900

Distributors—1.4%
Genuine Parts Co.	486,600	29,317,650

Diversified Telecommunications Services—5.9%
AT&T, Inc.	1,953,100	69,647,546
Verizon Communications, Inc.	1,119,300	49,741,692
		119,389,238
Electric—4.5%
Dominion Resources, Inc.	697,600	37,670,400
NextEra Energy, Inc.	775,940	53,392,431
		91,062,831
Food Products—4.8%
HJ Heinz Co.	816,150	44,382,237
Kraft Foods, Inc., Class A	1,367,380	52,808,215
		97,190,452
Household Products—5.2%
Kimberly-Clark Corp.	703,030	58,892,823
Unilever NV (a)	1,395,440	46,537,924
		105,430,747

The accompanying notes are an integral part of these financial statements.

25

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2012

	Shares	Value

Industrial Conglomerates—5.4%
3M Co.	580,800	$52,039,680
General Electric Co.	2,790,540	58,154,854
		110,194,534
Insurance—2.4%
Travelers Companies, Inc.	765,970	48,899,525

Oil & Gas—10.0%
Chevron Corp.	528,390	55,745,145
ConocoPhillips	1,157,300	64,669,924
PetroChina Co., Ltd. – ADR (a)	271,700	35,087,338
Royal Dutch Shell PLC, Class B – ADR (a)	690,550	48,290,162
		203,792,569
Pharmaceuticals—14.8%
AstraZeneca PLC – ADR (a)	1,080,000	48,330,000
Bristol-Myers Squibb Co.	1,473,600	52,975,920
Eli Lilly & Co.	1,619,300	69,484,163
Johnson & Johnson	830,400	56,101,824
Merck & Co., Inc.	1,731,110	72,273,843
		299,165,750
Real Estate Investment Trusts (REITs)—5.0%
HCP, Inc.	1,157,500	51,103,624
Health Care REIT, Inc.	853,500	49,759,050
		100,862,674
Semiconductors—3.1%
Intel Corp.	2,357,000	62,814,050

Software—3.2%
Microsoft Corp.	2,109,450	64,528,076

Tobacco—5.9%
Altria Group, Inc.	1,991,550	68,808,052
Philip Morris International, Inc.	588,500	51,352,510
		120,160,562

The accompanying notes are an integral part of these financial statements.

26

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2012

	Shares	Value

Wireless Telecommunication Services—3.0%
Vodafone Group PLC – ADR (a)	2,162,400	$60,936,432

Total Common Stocks
(Cost $1,487,557,920)		1,767,621,838

SHORT-TERM INVESTMENTS—12.4%
Money Market Fund—12.4%
Dreyfus Cash Management Fund
(Cost $250,708,438)	250,708,438	250,708,438
TOTAL INVESTMENTS—99.6%
(Cost $1,738,266,358)		2,018,330,276
Other Assets in Excess of Liabilities—0.4%		7,785,617
TOTAL NET ASSETS—100.0%		$2,026,115,893

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities.

(a) Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

27

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2012

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of June 30, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2011. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,767,621,838	$—	$—	$1,767,621,838
Money Market Fund	250,708,438	—	—	250,708,438
Total	$2,018,330,276	$—	$—	$2,018,330,276

The accompanying notes are an integral part of these financial statements.

28

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND (Unaudited)
Top 10 Industries – As of June 30, 2012

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

29

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2012

	Shares	Value

COMMON STOCKS—92.4%
Aerospace & Defense—5.6%
Alliant Techsystems, Inc.	3,300	$166,881
Spirit Aerosystems Holdings, Inc., Class A (a)	11,150	265,705
		432,586
Airlines—4.1%
Copa Holdings SA, Class A (b)	3,900	321,672

Auto Parts & Equipment—1.2%
BorgWarner, Inc. (a)	1,450	95,106

Banks—7.5%
Bank of The Ozarks, Inc.	9,400	282,752
CVB Financial Corp.	26,100	304,064
		586,816
Biotechnology—2.9%
Charles River Laboratories International, Inc. (a)	6,850	224,406

Electrical Components & Equipment—3.1%
Hubbell, Inc., Class B	3,100	241,614

Electronics—6.4%
Avnet, Inc. (a)	7,700	237,622
Itron, Inc. (a)	6,350	261,874
		499,496
Engineering & Construction—3.1%
KBR, Inc.	9,900	244,629

Hand/Machine Tools—2.9%
Lincoln Electric Holdings, Inc.	5,170	226,394

Healthcare Products—4.1%
Alere, Inc. (a)	16,320	317,261

Healthcare Services—4.5%
Community Health Systems, Inc. (a)	12,450	348,974

Insurance—3.9%
WR Berkley Corp.	7,750	301,630

The accompanying notes are an integral part of these financial statements.

30

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2012

	Shares	Value

Machinery – Diversified—3.4%
Babcock & Wilcox Co. (a)	10,800	$264,599

Metal Fabricate/Hardware—2.9%
RTI International Metals, Inc. (a)	10,150	229,695

Mining—2.7%
HudBay Minerals, Inc. (b)	26,900	207,399

Miscellaneous Manufacturing—2.4%
ITT Corp.	10,500	184,800

Oil & Gas—5.3%
Berry Petroleum Co., Class A	4,350	172,521
Cimarex Energy Co.	4,360	240,323
		412,844
Pharmaceuticals—3.5%
Omnicare, Inc.	8,800	274,824

Restaurants—4.0%
Cracker Barrel Old Country Store, Inc.	4,950	310,859

Retail—3.1%
Ascena Retail Group, Inc. (a)	12,950	241,129

Savings & Loans—3.3%
ViewPoint Financial Group Inc.	16,650	260,406

Telecommunications—6.2%
Cable & Wireless Communications PLC (b)	443,000	205,366
NII Holdings, Inc. (a)	27,300	279,279
		484,645
Toys/Games/Hobbies—3.7%
Jakks Pacific, Inc.	17,950	287,380

Transportation—2.6%
Tidewater, Inc.	4,300	199,348

Total Common Stocks
(Cost $7,210,691)		7,198,512

The accompanying notes are an integral part of these financial statements.

31

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2012

	Shares	Value

SHORT-TERM INVESTMENTS—10.8%
Money Market Fund—10.8%
Dreyfus Cash Management Fund
(Cost $841,981)	841,981	841,981
TOTAL INVESTMENTS—103.2%
(Cost $8,052,672)		8,040,493
Liabilities in Excess of Other Assets—(3.2%)		(253,082)
TOTAL NET ASSETS—100.0%		$7,787,411

Percentages are stated as a percent of net assets.

(a) Non-income producing security

(b) Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

32

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2012

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of June 30, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2011. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$7,198,512	$—	$—	$7,198,512
Money Market Fund	841,981	—	—	841,981
Total	$8,040,493	$—	$—	$8,040,493

The accompanying notes are an integral part of these financial statements.

33

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND (Unaudited)
Top 10 Industries – As of June 30, 2012

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

34

CULLEN FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2012

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
Assets:
Investments in securities, at value	$94,299,774	$2,018,330,276	$8,040,493
Foreign currencies, at value (cost of $377,928)	371,666	—	—
Receivable due from Investment Adviser	—	—	16,249
Receivable for Fund shares sold	163,130	7,123,467	2,462
Dividends and interest receivable	527,500	6,818,019	37,380
Prepaid expenses and other assets	32,031	136,371	11,177
Total assets	95,394,101	2,032,408,133	8,107,761
Liabilities:
Payable to Investment Adviser	41,981	833,374	—
Payable for Fund shares redeemed	76,329	3,073,670	—
Payable for securities purchased	1,056,872	1,556,724	234,027
Distribution fees payable	8,666	105,297	603
Accrued Trustees’ fees	12,399	12,440	12,432
Other accrued expenses and other liabilities	91,027	710,735	73,288
Total liabilities	1,287,274	6,292,240	320,350
Net assets	$94,106,827	$2,026,115,893	$7,787,411

Net assets consist of:
Paid in capital	$108,040,616	$1,825,335,787	$7,642,499
Undistributed net investment income (loss)	22,418	310,938	2,329
Accumulated net realized gain (loss) on investments and
foreign currency related transactions	(23,000,210)	(79,594,750)	154,485
Net unrealized appreciation (depreciation) on investments and
foreign currency related transactions	9,044,003	280,063,918	(11,902)
Net assets	$94,106,827	$2,026,115,893	$7,787,411

Retail Class:
Net assets applicable to outstanding Retail Class shares	$36,004,102	$384,087,349	$2,195,469
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	3,994,694	27,989,561	174,888
Net asset value, offering price and redemption price per share	$9.01	$13.72	$12.55
Class C:
Net assets applicable to outstanding Class C shares	$2,092,792	$38,098,621	$167,147
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	232,784	2,784,423	13,490
Net asset value, offering price and redemption price per share	$8.99	$13.68	$12.39
Class I:
Net assets applicable to outstanding Class I shares	$55,908,505	$1,603,604,239	$5,424,795
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	6,164,963	116,867,048	429,636
Net asset value, offering price and redemption price per share	$9.07	$13.72	$12.63
Class R1:
Net assets applicable to outstanding Class R1 shares	$46,054	$170,464	$—
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	4,503	13,719	—
Net asset value, offering price and redemption price per share	$10.23	$12.43	$—
Class R2:
Net assets applicable to outstanding Class R2 shares	$55,374	$155,220	$—
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	5,446	12,364	—
Net asset value, offering price and redemption price per share	$10.17	$12.55	$—
Investments, at identified cost	$85,243,524	$1,738,266,358	$8,052,672

The accompanying notes are an integral part of these financial statements.

35

CULLEN FUNDS TRUST

STATEMENTS OF OPERATIONS
Year Ended June 30, 2012

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
Investment income:
Dividends*	$3,684,660	$49,976,259	$109,496
Interest Income	327	—	—
Total investment income	3,684,987	49,976,259	109,496

Expenses:
Investment advisory fees (Note 6)	841,408	14,424,889	70,578
Distribution fees (Note 7)
Distribution fees – Retail Class	101,073	783,193	4,784
Distribution fees – Class C	21,297	289,914	1,888
Distribution fees – Class R1	230	671	—
Distribution fees – Class R2	135	241	—
Shareholder services fee
Shareholder services fee – Class R1	115	336	—
Shareholder services fee – Class R2	135	241	—
Registration and filing fees	75,854	342,915	44,172
Custody fees	42,548	133,008	32,781
Transfer agent fees	59,815	248,601	57,990
Administration fees	50,483	751,236	35,101
Professional fees	56,971	66,993	65,883
Fund accounting fees	33,656	462,755	33,695
Trustees’ fees	49,899	49,939	49,931
Shareholder reports	20,688	214,681	1,098
Insurance expenses	1,675	15,479	99
Other expenses	3,001	4,601	3,305
Total expenses	1,358,983	17,789,693	401,305
Expense reimbursement from Investment Adviser	(394,589)	(5,895,858)	(324,056)
Net expenses	964,394	11,893,835	77,249
Net investment income	2,720,593	38,082,424	32,247

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(3,908,203)	(3,801,280)	154,485
Foreign currency related transactions	(28,922)	—	(523)
Net change in unrealized appreciation
(depreciation) on:
Investments	(7,207,072)	152,919,312	(686,801)
Foreign currency related transactions	(40,965)	—	590
Net realized and unrealized gain (loss)
on investments	(11,185,162)	149,118,032	(532,249)

Increase (decrease) in net assets resulting
from operations	$(8,464,569)	$187,200,456	$(500,002)

* Net of foreign withholding taxes of $296,902, $357,805 and $865 respectively.

The accompanying notes are an integral part of these financial statements.

36

CULLEN FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund		Cullen Small Cap Value Fund
	Year Ended June 30,		Year Ended June 30,		Year Ended June 30,
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income	$2,720,593	$2,155,945	$38,082,424	$19,694,628	$32,247	$25,532
Net realized gain (loss) on
investments and foreign
currency related transactions	(3,937,125)	5,668,811	(3,801,280)	31,206	153,962	163,234
Net change in unrealized
appreciation (depreciation)
on investments and foreign
currency transactions	(7,248,037)	12,465,110	152,919,312	129,610,631	(686,211)	649,118
Net increase (decrease) in
net assets resulting
from operations	(8,464,569)	20,289,866	187,200,456	149,336,465	(500,002)	837,884

Capital Share Transactions:
(See Note 3)
Proceeds from shares sold
Retail Class shares	18,185,441	14,240,672	204,293,467	158,091,999	1,496,540	764,816
Class C shares	530,154	499,000	14,573,754	8,162,219	8,800	191,100
Class I shares	35,436,324	14,790,000	1,078,607,433	488,268,743	1,214,354	3,377,885
Class R1 shares	—	54,117	156,540	60,136	—	—
Class R2 shares	2,785	55,969	69,318	78,381	—	—
Proceeds from shares issued to
holders in reinvestment
of dividends
Retail Class shares	1,066,988	1,276,579	6,908,460	4,783,420	49,540	11,613
Class C shares	36,988	33,634	428,957	280,016	4,628	295
Class I shares	1,114,344	707,509	16,850,143	7,220,704	125,045	30,704
Class R1 shares	1,115	843	2,654	782	—	—
Class R2 shares	1,430	833	2,349	843	—	—
Cost of shares redeemed
Retail Class shares	(25,023,372)	(26,922,578)	(125,223,789)	(82,562,593)	(745,840)	(76,236)
Class C shares	(448,905)	(737,571)	(4,803,427)	(4,737,787)	(53,177)	(25,421)
Class I shares	(11,050,523)	(1,897,652)	(283,538,665)	(188,446,987)	(735,820)	(129,366)
Class R1 shares	—	(41,519)	(70,444)	(33,096)	—	—
Class R2 shares	—	—	(8,606)	(7)	—	—
Net increase (decrease) in
net assets from capital
share transactions	19,852,769	2,059,836	908,248,144	391,166,773	1,364,070	4,145,390

Distributions to Shareholders
From:
Net investment income
Retail Class shares	(1,207,235)	(1,320,233)	(7,643,118)	(5,254,949)	(8,596)	(5,827)
Class C shares	(49,842)	(42,524)	(541,135)	(360,488)	(399)	—
Class I shares	(1,534,220)	(782,460)	(30,133,973)	(13,997,170)	(23,355)	(19,961)
Class R1 shares	(1,115)	(843)	(2,654)	(782)	—	—
Class R2 shares	(1,430)	(833)	(2,349)	(843)	—	—
Net realized gain on
investments
Retail Class shares	—	—	—	—	(43,202)	(5,786)
Class C shares	—	—	—	—	(4,229)	(295)
Class I shares	—	—	—	—	(101,690)	(10,743)
Total distributions	(2,793,842)	(2,146,893)	(38,323,229)	(19,614,232)	(181,471)	(42,612)
Total increase (decrease) in
net assets	8,594,358	20,202,809	1,057,125,371	520,889,006	682,597	4,940,662

Net Assets:
Beginning of year	85,512,469	65,309,660	968,990,522	448,101,516	7,104,814	2,164,152
End of Year	$94,106,827	$85,512,469	$2,026,115,893	$968,990,522	$7,787,411	$7,104,814
Undistributed net investment
income included in net
assets at the end of year	$22,418	$124,589	$310,938	$551,743	$2,329	$2,963

The accompanying notes are an integral part of these financial statements.

37

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2012	2011	2010	2009	2008	2007
Net Asset Value – Beginning of Period	$10.44	$8.21	$7.74	$12.64	$13.89	$10.82
Income from Investment Operations:
Net investment income	0.27 (6)	0.25 (6)	0.21 (6)	0.29	0.37	0.28
Net realized and unrealized gain (loss)
on investments	(1.41)	2.24	0.48	(4.91)	(0.56)	3.10
Total from investment operations	(1.14)	2.49	0.69	(4.62)	(0.19)	3.38

Less Distributions:
Dividends from net investment income	(0.29)	(0.26)	(0.22)	(0.28)	(0.35)	(0.31)
Distributions from net realized gains	—	—	—	—	(0.71)	—
Total distributions	(0.29)	(0.26)	(0.22)	(0.28)	(1.06)	(0.31)
Net Asset Value – End of Period	$9.01	$10.44	$8.21	$7.74	$12.64	$13.89
Total Return(1)	(10.83%)	30.49%	8.71%	(36.68%)	(1.92%)	31.56%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$36,004	$47,698	$46,403	$56,225	$40,707	$18,992
Ratio of expenses to average net assets:
Before expense reimbursement	1.72%	1.71%	1.80%	1.99%	2.16%	3.48%
After expense reimbursement	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.49%	2.08%	1.77%	2.97%	1.92%	0.81%
After expense reimbursement	2.96%	2.54%	2.32%	3.71%	2.83%	3.04%
Portfolio turnover rate(3)	36%	65%	91%	124%	169%	102%

Class C
Net Asset Value – Beginning of Period	$10.39	$8.18	$7.72	$12.60	$13.86	$10.81
Income from Investment Operations:
Net investment income	0.21 (6)	0.17 (6)	0.14 (6)	0.25	0.25	0.28
Net realized and unrealized gain (loss)
on investments	(1.40)	2.23	0.48	(4.91)	(0.54)	3.00
Total from investment operations	(1.19)	2.40	0.62	(4.66)	(0.29)	3.28

Less Distributions:
Dividends from net investment income	(0.21)	(0.19)	(0.16)	(0.22)	(0.26)	(0.23)
Distributions from net realized gains	—	—	—	—	(0.71)	—
Total distributions	(0.21)	(0.19)	(0.16)	(0.22)	(0.97)	(0.23)
Net Asset Value – End of Period	$8.99	$10.39	$8.18	$7.72	$12.60	$13.86
Total Return(1)	(11.35%)	29.50%	7.95%	(37.06%)	(2.71%)	30.61%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,093	$2,294	$1,992	$2,042	$2,619	$1,235
Ratio of expenses to average net assets:
Before expense reimbursement	2.47%	2.47%	2.56%	2.74%	2.91%	4.23%
After expense reimbursement	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.88%	1.28%	1.04%	2.22%	1.17%	0.06%
After expense reimbursement	2.36%	1.74%	1.59%	2.96%	2.08%	2.29%
Portfolio turnover rate(3)	36%	65%	91%	124%	169%	102%

The accompanying notes are an integral part of these financial statements.

38

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

Class I	2012	2011	2010		2009	2008	2007
Net Asset Value – Beginning of Period	$10.48	$8.24	$7.76		$12.68	$13.93	$10.84
Income from Investment Operations:
Net investment income	0.33 (6)	0.30 (6)	0.24	(6)	0.36	0.40	0.34
Net realized and unrealized gain (loss)
on investments	(1.44)	2.23	0.48		(4.98)	(0.56)	3.09
Total from investment operations	(1.11)	2.53	0.72		(4.62)	(0.16)	3.43

Less Distributions:
Dividends from net investment income	(0.30)	(0.29)	(0.24)		(0.30)	(0.38)	(0.34)
Distributions from net realized gains	—	—	—		—	(0.71)	—
Total distributions	(0.30)	(0.29)	(0.24)		(0.30)	(1.09)	(0.34)
Net Asset Value – End of Period	$9.07	$10.48	$8.24		$7.76	$12.68	$13.93
Total Return(1)	(10.48%)	30.82%	9.03%		(36.53%)	(1.69%)	31.96%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$55,909	$35,409	$16,886		$10,577	$21,934	$11,270
Ratio of expenses to average net assets:
Before expense reimbursement	1.47%	1.48%	1.57%		1.74%	1.91%	3.23%
After expense reimbursement	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment income to
average net assets:
Before expense reimbursement	3.08%	2.56%	2.14%		3.23%	2.17%	1.06%
After expense reimbursement	3.54%	3.03%	2.71%		3.97%	3.08%	3.29%
Portfolio turnover rate(3)	36%	65%	91%		124%	169%	102%

Class R1	2012	2011	2010	(4)
Net Asset Value – Beginning of Period	$11.81	$9.16	$10.00
Income from Investment Operations:
Net investment income(6)	0.27	0.23	0.08
Net realized and unrealized gain (loss)
on investments	(1.60)	2.63	(0.85)
Total from investment operations	(1.33)	2.86	(0.77)

Less Distributions:
Dividends from net investment income	(0.25)	(0.21)	(0.07)
Distributions from net realized gains	—	—	—
Total distributions	(0.25)	(0.21)	(0.07)
Net Asset Value – End of Period	$10.23	$11.81	$9.16
Total Return(1)	(11.18%)	31.30%	(7.74%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$46	$52	$29
Ratio of expenses to average net assets:
Before expense reimbursement	2.22%	2.22%	4.00	%(2)
After expense reimbursement	1.75%	1.75%	1.75	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.13%	1.56%	0.26	%(2)
After expense reimbursement	2.59%	2.02%	2.50	%(2)
Portfolio turnover rate(3)	36%	65%	91%

The accompanying notes are an integral part of these financial statements.

39

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

Class R2	2012	2011	2010(5)
Net Asset Value – Beginning of Period	$11.73	$9.16	$10.00
Income from Investment Operations:
Net investment income(6)	0.30	0.27	0.11
Net realized and unrealized gain (loss)
on investments	(1.59)	2.53	(0.94)
Total from investment operations	(1.29)	2.80	(0.83)

Less Distributions:
Dividends from net investment income	(0.27)	(0.23)	(0.01)
Distributions from net realized gains	—	—	—
Total distributions	(0.27)	(0.23)	(0.01)
Net Asset Value – End of Period	$10.17	$11.73	$9.16
Total Return(1)	(10.91%)	30.70%	(8.28%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$55	$59	$0	(7)
Ratio of expenses to average net assets:
Before expense reimbursement	1.97%	1.97%	2.12	%(2)
After expense reimbursement	1.50%	1.50%	1.50	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.39%	1.88%	2.89	%(2)
After expense reimbursement	2.86%	2.35%	3.51	%(2)
Portfolio turnover rate(3)	36%	65%	91%

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.
(2)	Annualized
(3)	Portfolio turnover is not annualized for periods less than one year.
(4)	Commencement of operations was March 3, 2010.
(5)	Commencement of operations was March 4, 2010.
(6)	Average share method used. SEC method used in 2009 and years prior.
(7)	Represents amount less than $1,000.

The accompanying notes are an integral part of these financial statements.

40

CULLEN HIGH DIVIDEND EQUITY FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2012	2011		2010	2009	2008		2007
Net Asset Value – Beginning of Period	$12.73	$10.44		$9.59	$12.96	$15.95		$13.55
Income from Investment Operations:
Net investment income	0.32 (8)	0.29	(8)	0.29 (8)	0.38	0.47		0.42
Affiliation violation(4)	—	—		—	—	0.02		—
Net realized and unrealized gain (loss)
on investments	0.98	2.28		0.83	(3.37)	(2.39)		2.46
Total from investment operations	1.30	2.57		1.12	(2.99)	(1.90)		2.88

Less Distributions:
Dividends from net investment income	(0.31)	(0.28)		(0.27)	(0.37)	(0.47)		(0.48)
Distributions from net realized gains	—	—		—	—	(0.62)		—
Return of capital	—	—		—	(0.01)	—		—
Total distributions	(0.31)	(0.28)		(0.27)	(0.38)	(1.09)		(0.48)
Net Asset Value – End of Period	$13.72	$12.73		$10.44	$9.59	$12.96		$15.95
Total Return(1)	10.42%	24.85%		11.64%	(23.20%)	(12.68	%)(4)	21.50%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$384,087	$271,269		$152,325	$116,267	$60,062		$59,976
Ratio of expenses to average net assets:
Before expense reimbursement	1.41%	1.43%		1.45%	1.50%	1.47%		1.46%
After expense reimbursement	1.00%	1.00%		1.00%	1.00%	1.00%		1.00%
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.08%	2.01%		2.22%	3.16%	2.49%		2.89%
After expense reimbursement	2.48%	2.44%		2.67%	3.66%	2.96%		3.35%
Portfolio turnover rate(3)	2%	0	%(9)	11%	12%	31%		31%

Class C
Net Asset Value – Beginning of Period	$12.72	$10.43		$9.57	$12.94	$15.93		$13.53
Income from Investment Operations:
Net investment income	0.22 (8)	0.20	(8)	0.21 (8)	0.28	0.36		0.37
Affiliation violation(4)	—	—		—	—	0.02		—
Net realized and unrealized gain (loss)
on investments	0.98	2.28		0.83	(3.34)	(2.39)		2.40
Total from investment operations	1.20	2.48		1.04	(3.06)	(2.01)		2.77

Less Distributions:
Dividends from net investment income	(0.24)	(0.19)		(0.18)	(0.30)	(0.36)		(0.37)
Distributions from net realized gains	—	—		—	—	(0.62)		—
Return of capital	—	—		—	(0.01)	—		—
Total distributions	(0.24)	(0.19)		(0.18)	(0.31)	(0.98)		(0.37)
Net Asset Value – End of Period	$13.68	$12.72		$10.43	$9.57	$12.94		$15.93
Total Return(1)	9.55%	23.94%		10.78%	(23.74%)	(13.34	%)(4)	20.65%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$38,099	$25,514		$17,687	$15,375	$9,847		$12,106
Ratio of expenses to average net assets:
Before expense reimbursement	2.16%	2.17%		2.20%	2.25%	2.22%		2.21%
After expense reimbursement	1.75%	1.75%		1.75%	1.75%	1.75%		1.75%
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.31%	1.26%		1.46%	2.41%	1.74%		2.14%
After expense reimbursement	1.72%	1.69%		1.90%	2.91%	2.21%		2.60%
Portfolio turnover rate(3)	2%	0	%(9)	11%	12%	31%		31%

The accompanying notes are an integral part of these financial statements.

41

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

Class I	2012	2011		2010		2009	2008		2007
Net Asset Value – Beginning of Period	$12.73	$10.44		$9.60		$12.97	$15.96		$13.55
Income from Investment Operations:
Net investment income	0.35 (8)	0.32	(8)	0.32	(8)	0.41	0.51		0.53
Affiliation violation(4)	—	—		—		—	0.02		—
Net realized and unrealized gain (loss)
on investments	0.98	2.28		0.82		(3.38)	(2.39)		2.40
Total from investment operations	1.33	2.60		1.14		(2.97)	(1.86)		2.93

Less Distributions:
Dividends from net investment income	(0.34)	(0.31)		(0.30)		(0.38)	(0.51)		(0.52)
Distributions from net realized gains	—	—		—		—	(0.62)		—
Return of capital	—	—		—		(0.02)	—		—
Total distributions	(0.34)	(0.31)		(0.30)		(0.40)	(1.13)		(0.52)
Net Asset Value – End of Period	$13.72	$12.73		$10.44		$9.60	$12.97		$15.96
Total Return(1)	10.65%	25.16%		11.85%		(23.00%)	(12.46	%)(4)	21.86	%(4)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$1,603,604	$672,065		$278,067		$239,927	$306,319		$381,126
Ratio of expenses to average net assets:
Before expense reimbursement	1.16%	1.18%		1.20%		1.25%	1.22%		1.21%
After expense reimbursement	0.75%	0.75%		0.75%		0.75%	0.75%		0.75%
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.30%	2.26%		2.47%		3.41%	2.74%		3.14%
After expense reimbursement	2.71%	2.69%		2.92%		3.91%	3.21%		3.60%
Portfolio turnover rate(3)	2%	0	%(9)	11%		12%	31%		31%

Class R1	2012	2011		2010	(5)
Net Asset Value – Beginning of Period	$11.53	$9.48		$10.00
Income from Investment Operations:
Net investment income(8)	0.23	0.22		0.09
Net realized and unrealized gain (loss)
on investments	0.89	2.02		(0.55)
Total from investment operations	1.12	2.24		(0.46)

Less Distributions:
Dividends from net investment income	(0.22)	(0.19)		(0.06)
Distributions from net realized gains	—	—		—
Return of capital	—	—		—
Total distributions	(0.22)	(0.19)		(0.06)
Net Asset Value – End of Period	$12.43	$11.53		$9.48
Total Return(1)	9.88%	23.82%		(4.67%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$171	$58		$22
Ratio of expenses to average net assets:
Before expense reimbursement	1.91%	1.93%		3.16	%(2)
After expense reimbursement	1.50%	1.50%		1.50	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.50%	1.55%		1.09	%(2)
After expense reimbursement	1.92%	1.98%		2.74	%(2)
Portfolio turnover rate(3)	2%	0	%(9)	11%

The accompanying notes are an integral part of these financial statements.

42

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

Class R2	2012	2011		2010(6)
Net Asset Value – Beginning of Period	$11.68	$9.53		$10.00
Income from Investment Operations:
Net investment income(8)	0.25	0.25		0.08
Net realized and unrealized gain (loss)
on investments	0.90	2.11		(0.52)
Total from investment operations	1.15	2.36		(0.44)

Less Distributions:
Dividends from net investment income	(0.28)	(0.21)		(0.03)
Distributions from net realized gains	—	—		—
Return of capital	—	—		—
Total distributions	(0.28)	(0.21)		(0.03)
Net Asset Value – End of Period	$12.55	$11.68		$9.53
Total Return(1)	10.05%	24.88%		(4.45%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$155	$84		$0	(7)
Ratio of expenses to average net assets:
Before expense reimbursement	1.66%	1.68%		1.70	%(2)
After expense reimbursement	1.25%	1.25%		1.25	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.74%	1.82%		2.13	%(2)
After expense reimbursement	2.15%	2.26%		2.58	%(2)
Portfolio turnover rate(3)	2%	0	%(9)	11%

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.
(2)	Annualized
(3)	Portfolio turnover is not annualized for periods less than one year.
(4)	Includes increase from payments made in 2008 by Investment Adviser of 0.06% and dividend received of 0.03% related to securities held in violation of investment restrictions. Without these transactions, total return would have been lower (12.77)%, (13.43)% and (12.55)% for Retail Class, Class C, and Class I, respectively.
(5)	Commencement of operations was March 3, 2010.
(6)	Commencement of operations was March 4, 2010.
(7)	Represents less than $1,000.
(8)	Average shares method used. SEC method used in 2009 and years prior.
(9)	Represents less than 0.5%.

The accompanying notes are an integral part of these financial statements.

43

CULLEN SMALL CAP VALUE FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2012	2011		2010*
Net Asset Value – Beginning of Period	$13.85	$10.63		$10.00
Income from Investment Operations:
Net investment income (loss)(5)	0.04	0.05		0.02
Net realized and unrealized gain (loss) on investments	(1.01)	3.30		0.62
Total from investment operations	(0.97)	3.35		0.64

Less Distributions:
Dividends from net investment income	(0.05)	(0.06)		(0.01)
Distributions from net realized gains	(0.28)	(0.07)		—
Total distributions	(0.33)	(0.13)		(0.01)
Net Asset Value – End of Period	$12.55	$13.85		$10.63
Total Return(1)	(6.92%)	31.54%		6.41%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,195	$1,546		$595
Ratio of expenses to average net assets:
Before expense reimbursement	5.84%	8.98%		21.74	%(2)
After expense reimbursement	1.25%	1.25%		1.25	%(2)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(4.24%)	(7.36%)		(20.21	%)(2)
After expense reimbursement	0.35%	0.37%		0.28	%(2)
Portfolio turnover rate(3)	25%	16%		4%

Class C
Net Asset Value – Beginning of Period	$13.73	$10.57		$10.00
Income from Investment Operations:
Net investment income (loss)(5)	(0.06)	(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.97)	3.25		0.61
Total from investment operations	(1.03)	3.23		0.57

Less Distributions:
Dividends from net investment income	(0.03)	(0.00	)(4)	(0.00	)(4)
Distributions from net realized gains	(0.28)	(0.07)		—
Total distributions	(0.31)	(0.07)		(0.00)
Net Asset Value – End of Period	$12.39	$13.73		$10.57
Total Return(1)	(7.46%)	30.56%		5.74%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$167	$228		$48
Ratio of expenses to average net assets:
Before expense reimbursement	6.59%	8.82%		23.32	%(2)
After expense reimbursement	2.00%	2.00%		2.00	%(2)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(5.11%)	(6.95%)		(21.76	%)(2)
After expense reimbursement	(0.51%)	(0.13%)		(0.44	%)(2)
Portfolio turnover rate(3)	25%	16%		4%

The accompanying notes are an integral part of these financial statements.

44

CULLEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Class I	2012	2011	2010*
Net Asset Value – Beginning of Period	$13.88	$10.64	$10.00
Income from Investment Operations:
Net investment income (loss)(5)	0.07	0.10	0.03
Net realized and unrealized gain (loss) on investments	(0.98)	3.29	0.62
Total from investment operations	(0.91)	3.39	0.65

Less Distributions:
Dividends from net investment income	(0.06)	(0.08)	(0.01)
Distributions from net realized gains	(0.28)	(0.07)	—
Total distributions	(0.34)	(0.15)	(0.01)
Net Asset Value – End of Period	$12.63	$13.88	$10.64
Total Return(1)	(6.48%)	31.86%	6.53%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$5,425	$5,331	$1,520
Ratio of expenses to average net assets:
Before expense reimbursement	5.59%	8.26%	21.12	%(2)
After expense reimbursement	1.00%	1.00%	1.00	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	(4.05%)	(6.47%)	(19.71	%)(2)
After expense reimbursement	0.54%	0.79%	0.42	%(2)
Portfolio turnover rate(3)	25%	16%	4%

*	Commencement of operations was October 1, 2009.
(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.
(2)	Annualized
(3)	Portfolio turnover is not annualized for periods less than one year.
(4)	Amount represents less than 0.01 per share.
(5)	Average shares method used.

The accompanying notes are an integral part of these financial statements.

45

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
June 30, 2012

1. Organization

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers three separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, and the Cullen Small Cap Value Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund and the Cullen High Dividend Equity Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a)

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund and the Cullen Small Cap Value Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

46

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012

2. Significant Accounting Policies – Continued

c)

Federal Income Taxes – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the year ended June 30, 2012. Open tax years are those that are open for exam by taxing authorities, and as of June 30, 2012, open Federal tax years include the tax years ended June 30, 2009 through 2012 for the Cullen International High Dividend Fund and the Cullen High Dividend Equity Fund, and the tax years ended on June 30, 2011 and 2012 for the Cullen Small Cap Value Fund. The Funds have no examination in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

e)

Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

f)

Dividend and Distribution – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

g)

Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, the Trust may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

h)	Foreign Currency Transaction – The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from
47

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012

2. Significant Accounting Policies – Continued

fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of Foreign Currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities denominated in currencies other than the U.S. dollar and other than investments in securities at period end, resulting from changes in the exchange rate.

i)

Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

48

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012

3. Capital Share Transactions

Share transactions were as follows:

	Cullen International High Dividend Fund
	Year Ended 6/30/2012	Year Ended 6/30/2011
Retail Class Shares
Shares sold	2,023,400	1,428,074
Shares reinvested	121,080	127,629
Shares redeemed	(2,718,690)	(2,638,364)
Net change resulting from Retail Class Shares
Transactions	(574,210)	(1,082,661)
Class C Shares
Shares sold	55,803	50,046
Shares reinvested	4,249	3,367
Shares redeemed	(47,961)	(76,115)
Net change resulting from Class C Shares Transactions	12,091	(22,702)
Class I Shares
Shares sold	3,874,582	1,453,008
Shares reinvested	125,567	69,717
Shares redeemed	(1,214,493)	(192,603)
Net change resulting from Class I Shares Transactions	2,785,656	1,330,122
Class R1 Shares
Shares sold	—	4,738
Shares reinvested	112	74
Shares redeemed	—	(3,636)
Net change resulting from Class R1 Shares
Transactions	112	1,176
Class R2 Shares
Shares sold	269	4,933
Shares reinvested	143	72
Shares redeemed	—	—
Net change resulting from Class R2 Shares
Transactions	412	5,005
Net change resulting from share transactions	2,224,061	230,940

49

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012

3. Capital Share Transactions – Continued

	Cullen High Dividend Equity Fund
	Year Ended 6/30/2012	Year Ended 6/30/2011
Retail Class Shares
Shares sold	15,872,575	13,168,812
Shares reinvested	537,076	395,875
Shares redeemed	(9,722,394)	(6,847,684)
Net change resulting from Retail Class Shares
Transactions	6,687,257	6,717,003
Class C Shares
Shares sold	1,128,494	684,832
Shares reinvested	33,482	23,296
Shares redeemed	(384,119)	(397,557)
Net change resulting from Class C Shares Transactions	777,857	310,571
Class I Shares
Shares sold	84,702,687	41,111,220
Shares reinvested	1,303,526	600,247
Shares redeemed	(21,922,872)	(15,556,109)
Net change resulting from Class I Shares Transactions	64,083,341	26,155,358
Class R1 Shares
Shares sold	14,373	5,583
Shares reinvested	229	72
Shares redeemed	(5,876)	(3,020)
Net change resulting from Class R1 Shares
Transactions	8,726	2,635
Class R2 Shares
Shares sold	5,711	7,087
Shares reinvested	199	75
Shares redeemed	(735)	(1)
Net change resulting from Class R2 Shares
Transactions	5,175	7,161
Net change resulting from share transactions	71,562,356	33,192,728

50

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012

3. Capital Share Transactions – Continued

	Cullen Small Cap Value Fund
	Year Ended 6/30/2012	Year Ended 6/30/2011
Retail Class Shares
Shares sold	118,227	60,965
Shares reinvested	4,063	875
Shares redeemed	(59,058)	(6,201)
Net change resulting from Retail Class Shares
Transactions	63,232	55,639
Class C Shares
Shares sold	700	14,144
Shares reinvested	384	23
Shares redeemed	(4,172)	(2,168)
Net change resulting from Class C Shares Transactions	(3,088)	11,999
Class I Shares
Shares sold	94,951	248,446
Shares reinvested	10,196	2,292
Shares redeemed	(59,544)	(9,621)
Net change resulting from Class I Shares Transactions	45,603	241,117
Net change resulting from share transactions	105,747	308,755

4. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2012 were as follows:

Fund	Purchases	Sales
Cullen International High Dividend Fund	$47,469,180	$29,454,836
Cullen High Dividend Equity Fund	771,273,640	30,868,723
Cullen Small Cap Value Fund	2,597,912	1,611,250

51

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012

5. Federal Tax Information

As of June 30, 2012, the Funds’ most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
Cost of investments(a)	$85,841,731	$1,738,280,884	$8,052,672
Gross unrealized appreciation	11,876,907	293,855,492	880,302
Gross unrealized depreciation	(3,431,111)	(13,806,100)	(892,204)
Net unrealized appreciation
(depreciation)	8,445,796	280,049,392	(11,902)
Undistributed ordinary income	22,618	310,938	12,641
Undistributed long-term capital gain	—	—	—
Total distributable earnings	22,618	310,938	12,641
Other accumulated gains (losses)	(22,402,003)	(79,580,224)	144,173
Total accumulated earnings (losses)	$(13,933,789)	$200,780,106	$144,912

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items and non-deductible current year expenses, reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Undistributed Net Investment Income/(loss)	Undistributed Net Realized Gain/(Loss)	Paid in Capital
Cullen International High Dividend Fund	$(28,922)	$28,922	—
Cullen High Dividend Equity Fund	—	—	—
Cullen Small Cap Value Fund	$(531)	$531	—

52

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012

5. Federal Tax Information – Continued

At June 30, 2012, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

	Capital Loss Carryforwards to Expire In			No Expiration		Total Capital Loss Carryforwards
Fund	2017	2018	2019
Cullen International
High Dividend	$1,150,342	$17,096,391	–	$402,538	*	$18,649,271
Cullen High
Dividend Equity	9,846,470	62,984,730	$2,792,640	–		75,623,840

* Character is Short Term for tax purposes

In addition, the Cullen High Dividend Equity Fund utilized $154,629 of capital losses to offset taxable capital gains realized during the year ended June 30, 2012. Cullen International High Dividend Fund and Cullen High Dividend Equity Fund elected to treat post-October capital losses of $3,752,732 and $3,990,209, respectively, as having been incurred in the following fiscal year June 30, 2013.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred during pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax composition of dividends paid during the year ended June 30, 2012 and the year ended June 30, 2011 was as follows:

	June 30, 2012	June 30, 2011
Cullen International High Dividend Fund:
Ordinary Income	$2,793,842	$2,146,893
Cullen High Dividend Equity Fund:
Ordinary Income	38,323,229	19,614,232
Cullen Small Cap Value Fund
Ordinary Income	121,441	42,612
Long-Term Capital Gain	60,030	—

53

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012

6. Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Investment Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Adviser for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2012, the Investment Adviser has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively. For a period of three years after the year in which the Investment Adviser reimburses expenses, the Investment Adviser may seek reimbursement from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement. The Investment Adviser reimbursed expenses of $394,589 associated with the Cullen International High Dividend Fund, $5,895,858 associated with the Cullen High Dividend Equity Fund, and $324,056 associated with the Cullen Small Cap Value Fund for the year ended June 30, 2012.

As of June 30, 2012, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
June 30, 2013	$396,772	$1,942,721	$236,512
June 30, 2014	376,677	3,246,160	289,814
June 30, 2015	394,589	5,895,858	324,056

The Bank of New York Mellon serves as the Funds’ custodian, administrator, and fund accountant.

54

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012

7. Distribution Plan

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor ALPS Distributors, Inc., is to compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.

8. Shareholder Services Fee

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2.

9. Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. Significant Shareholders

At June 30, 2012, the Cullen Small Cap Value Fund had three affiliated shareholders who held 17.0%, 5.9% and 5.1%, respectively, of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the Fund.

11. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

55

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012

12. Federal Tax Status of Dividends Declared during the Tax Year (unaudited)

For the year ended June 30, 2012, the Funds designated 84.95% of dividends declared from net investment income in the Cullen International High Dividend Fund, 100% of dividends declared from net investment income in the Cullen High Dividend Equity Fund, and 64.48% of dividends declared from net investment income in the Cullen Small Cap Value Fund as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2012, 0% of the ordinary distributions paid by the Cullen International High Dividend Fund, 98.62% of the ordinary distributions paid by the Cullen High Dividend Equity Fund, and 47.45% of the ordinary distributors paid by the Cullen Small Cap Value Fund, qualify for the dividend received deduction available to corporate shareholders.

The Cullen International High Dividend Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. For the fiscal year ended June 30, 2012, the foreign source income was $3,981,557 and the foreign tax expense was $296,394. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record dates. These shareholders will receive more detailed information with their 2012 Form 1099-DIV.

56

CULLEN FUNDS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Cullen Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cullen Funds Trust (comprised of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund and Cullen Small Cap Value Fund, hereinafter collectively referred to as the “Funds”) at June 30, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
August 29, 2012

57

CULLEN FUNDS TRUST

BOARD OF TRUSTEES
(Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees

INTERESTED TRUSTEE

James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and President	Since 2000	President, Controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; President, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	3	None
INDEPENDENT TRUSTEES

Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Retired since July 2010, Executive Vice President/Chief Financial Officer, New York City Off-Track Betting Corporation, November 2007 to July 2010; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc.,March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	3	None

Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Retired since July 2009, Institutional Trader, Raymond James & Associates, February 2002 to July 2009; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	3	None

58

CULLEN FUNDS TRUST

BOARD OF TRUSTEES – Continued
(Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees

Daniel J. Campbell c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2010	Retired since 2003; Managing Director Global Hybrid Capital Products, Deutsche Bank 2001 to 2003; Managing Director Preferred Bond Trading / Global Head Fixed Income Capital Products, Merrill Lynch 1983 to 2001.	3	None
OFFICERS

John C. Gould Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1960	Executive Vice President	Since 2000	Executive Vice President and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Executive Vice President and Portfolio Manager, Schafer Cullen Capital Management, Inc., from 1989 to present.	N/A	N/A

Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Vice President and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice President and Portfolio Manager Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A

Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1970	Secretary	Since 2000	Secretary, Cullen Capital Management LLC, since May 2000; Portfolio Manager, Cullen Capital Management LLC, 2007 to present; Vice President and Portfolio Manager, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A

59

CULLEN FUNDS TRUST

BOARD OF TRUSTEES – Continued
(Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees

Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006	Chief Compliance Officer, Cullen Capital Management LLC since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.	N/A	N/A

Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Financial Officer, Cullen Capital Management LLC, since February 2007; Manager, KPMG LLP, from September 2001 to February 2007; Certified Public Accountant, Washington State	N/A	N/A

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.
**	Positions are held indefinitely until resignation or termination.
†	James P. Cullen and Brooks H. Cullen are father and son, respectively.
60

CULLEN FUNDS TRUST

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited)

At the May 17, 2012 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Advisor”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund, the Cullen International High Dividend Fund and the Small Cap Value Fund (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Advisor and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. In connection with considering approval of the Investment Advisory Agreements, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements for an additional one-year period, the Independent Trustees reviewed the materials provided by Advisor including: (i) copies of the Investment Advisory Agreements with respect to the Advisor’s management of the Funds; (ii) information describing the nature, quality, and extent of the services the Advisor provides to the Funds, and the fees the Advisor receives from the Funds; (iii) information concerning the Advisor’s financial condition, business, operations and compliance program of the Advisor; (iv) a copy of the current Form ADV for the Advisor; and (v) a memorandum from Sidley Austin LLP on the responsibilities of trustees in considering advisory arrangements under the 1940 Act. The Independent Trustees also considered the information presented at Board meetings throughout the year. In addition, the Independent Trustees received data compiled by FUSE Research Network LLC (“FUSE”) comparing the advisory fees, expenses and performance of the Funds with fees, expenses and performance of other funds with similar investment objectives and policies and to advisory fees paid by other clients of the Advisor. The Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including: the nature, quality, and extent of the services provided to each Fund by the Advisor; the personnel and operations of the Advisor; the investment performance of the Funds and the Advisor; the cost of services to be provided and profitability of the Advisor under the Investment Advisory Agreements; and any “fall-out” benefits to the Advisor (i.e., the ancillary benefits realized due to a relationship with the Trust); the extent to which economies of scale would be realized as the Funds grow; and whether the fee levels reflect these economies of scale for the benefit of Fund investors. In particular, the Independent Trustees considered and discussed the following with respect to each Fund:

(a) The nature, extent, and quality of services provided to each Fund by the Advisor. The Independent Trustees reviewed the services that the Advisor provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Advisor has as the Funds’ investment adviser,

61

CULLEN FUNDS TRUST

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, and the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Advisor’s experience, resources, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Advisor’s ability to render such services based on its experience, operations and resources.

(b) Comparison of services provided and fees charged by the Advisor and other investment advisers to similar clients, and the cost of the services provided and profits realized by the Advisor from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to contracts of other registered investment advisers providing services to similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as chosen by FUSE. The Independent Trustees noted that the Advisor has entered into an expense limitation agreement whereby the Advisor reimburses expenses and/or waives fees to keep the expenses through October 31, 2013 for the: (i) High Dividend Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares to 1.00%, 1.75%, 0.75%, 1.50% and 1.25% respectively, of the average net asset value of such respective Class; (ii) International Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; and (iii) Small Cap Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class.

The Board also received and considered information about the fee rates charged to other accounts that are managed by the Advisor. The Independent Trustees noted that the actual and contractual investment advisory fees of each Fund were within the range of the actual and contractual investment advisory fees charged by other funds in such Fund’s peer group.

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Advisor, and in light of the nature, quality, and extent of services provided by the Advisor and the costs incurred by the Advisor in rendering those services, the Independent Trustees concluded that the level of fees paid to the Advisor with respect to each Fund were fair and reasonable.

(c) the Advisor’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and reviewed income

62

CULLEN FUNDS TRUST

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

statements of the Advisor to assess its profitability. The Independent Trustees discussed with representatives of the Advisor the costs and profitability of the Advisor in connection with its serving as investment adviser to each Fund, including operational costs.

(d) Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Advisor’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports.

(e) Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee waiver and expense limitation arrangement) compared to the total expense ratios (both including and excluding the fund’s fee waiver and expense limitation arrangement) of other funds in each Fund’s peer group. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee waiver and expense limitation arrangement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee waiver and expense limitation arrangements).

Conclusion. No single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Advisor to each Fund, as well as the costs incurred and benefits gained by the Advisor in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

63

CULLEN FUNDS TRUST

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-877-485-8586.

64

INVESTMENT ADVISER
Cullen Capital Management LLC
645 Fifth Avenue
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1800
Milwaukee, WI 53202

LEGAL COUNSEL
Sidley Austin LLP
One South Dearborn Street
Chicago, IL 60603

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

ADMINISTRATOR, ACCOUNTANT
AND CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Robert J. Garry and Stephen G. Fredericks are all “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/12	FYE 6/30/11

Audit Fees	$85,000	$81,000
Audit-Related Fees	-	-
Tax Fees	41,200	34,000
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by PricewaterhouseCoopers, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/12	FYE 6/30/11

Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2012	FYE 6/30/2011

Registrant	-	-
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”)17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable.

(a)

(2) Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)	(3) Not Applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By:	/s/ James P. Cullen
Name:	James P. Cullen
Title:	President

Date:	August 29, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
Name:	James P. Cullen
Title:	President

Date:	August 29, 2012

By:	/s/ Jeffrey T. Battaglia
Name:	Jeffrey T. Battaglia
Title:	Treasurer

Date:	August 29, 2012